CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net unrealized (loss) gain on available-for-sale investments, net of tax	$ 0	$ 0	$ 0
Transfer to statements of operations of realized gain on available-for-sale investments, tax	$ 0	$ 0	$ 0